Unit Activity	12 Months Ended
Dec. 31, 2011
Unit Activity [Abstract]
Unit Activity

Note 6: Unit Activity

All products referred to in Note 1 for outstanding units at December 31, 2011, 2010 and 2009 were as follows:

2011
Company		Contract Owner
			PDISCO+	VIP	PVAL	PVAL $100,000+ face value
Contributions:	1,053,742	Contributions:	2,055	25,358	1,304,855	1,048,037
Redemptions:	(3,007,230)	Redemptions:	(62,532)	(64,985)	(1,373,653)	(1,162,484)

2010
Company		Contract Owner
			PDISCO+	VIP	PVAL	PVAL $100,000+ face value
Contributions:	1,147,987	Contributions:	50,917	27,588	1,399,699	1,188,851
Redemptions:	(3,892,356)	Redemptions:	(42,766)	(113,360)	(1,512,819)	(1,371,662)

2009
Company		Contract Owner
			PDISCO+	VIP	PVAL	PVAL $100,000+ face value
Contributions:	1,721,880	Contributions:	0	11,091	1,616,780	1,415,151
Redemptions:	(1,922,174)	Redemptions:	(55,944)	(70,120)	(2,166,348)	(1,826,761)